EQUIPMENT	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
EQUIPMENT

7. EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2023	$133,273	$1,040,192	$86,530	$60,343	$1,320,338
Additions	6,876	137,562	2,359	-	146,797
Disposals	(9,821)	(180,338)	-	-	(190,159)
Balance at December 31, 2024	130,328	997,416	88,889	60,343	1,276,976
Additions	31,607	432,130	1,300	-	465,037
Disposals	(17,668)	(119,379)	(38,266)	-	(175,313)
Balance at September 30, 2025	$144,267	$1,310,167	$51,923	$60,343	$1,566,700

Accumulated depreciation
Balance at December 31, 2023	$58,178	$545,403	$6,790	$29,166	$639,537
Charge for the year	37,881	143,885	17,845	9,354	208,965
Disposals	(3,383)	(97,685)	-	-	(101,068)
Balance at December 31, 2024	92,676	591,603	24,635	38,520	747,434
Charge for the period	23,869	138,536	9,797	4,911	177,113
Disposals	(14,395)	(111,582)	(12,706)	-	(138,683)
Balance at September 30, 2025	$102,150	$618,557	$21,726	$43,431	$785,864

Net book value:
December 31, 2024	$37,652	$405,813	$64,254	$21,823	$529,542
September 30, 2025	$42,117	$691,610	$30,197	$16,912	$780,836